Document and Entity Information	Jun. 08, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	HUNTINGTON BANCSHARES INC /MD/
Amendment Flag	true
Entity Central Index Key	0000049196
Document Type	8-K/A
Document Period End Date	Jun. 08, 2021
Entity Incorporation State Country Code	MD
Entity File Number	1-34073
Entity Tax Identification Number	31-0724920
Entity Address, Address Line One	41 South High Street
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43287
City Area Code	(614)
Local Phone Number	480-2265
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On June 9, 2021, Huntington Bancshares Incorporated (“Huntington”) filed a Current Report on Form 8-K (the “Initial Filing”), which was subsequently amended by a Current Report on Form 8-K/A filed on July 6, 2021 (together with the Initial Filing, the “Filing”), to report that Huntington had completed its acquisition of TCF Financial Corporation (“TCF”) pursuant to the Agreement and Plan of Merger, dated as of December 13, 2020 (the “Merger Agreement”), by and between Huntington and TCF. Pursuant to the Merger Agreement, effective June 9, 2021, TCF merged with and into Huntington (the “Merger”), with Huntington continuing as the surviving corporation in the Merger. This Current Report on Form 8-K/A amends the Filing to include the financial statements of TCF and the pro forma financial information required by Item 9.01 of Form 8-K. The pro forma financial information included in this Current Report on Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that Huntington and TCF would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Merger. Except as described above, all other information in the Filing remains unchanged.
Depositary Shares Each Representing A 140th Interest In A Share Of 5875 Series C Not Cumulative Perpetual Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 5.875% Series C Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANN
Security Exchange Name	NASDAQ
Depositary Shares Each Representing A 140th Interest In A Share Of 4500 Series H Not Cumulative Perpetual Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/40th interest in a share of 4.500% Series H Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANP
Security Exchange Name	NASDAQ
Depositary Shares Each Representing A 140th Interest In A Share Of 6250 Series D Not Cumulative Perpetual Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares (each representing a 1/1000th interest in a share of 5.70% Series I Non-Cumulative, perpetual preferred stock)
Trading Symbol	HBANM
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock—Par Value $0.01 per Share
Trading Symbol	HBAN
Security Exchange Name	NASDAQ